Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 22 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group performed a test on the restricted net assets of its consolidated subsidiaries and VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements”. Such restricted net assets amounted to approximately $78.4 million, or 39.7% of the Group’s total consolidated net assets, as of December 31, 2023. Based upon this percentage, the Group is required to disclose the financial information for the parent company.

No dividends have been paid to the parent Company for the periods presented. For the purpose of presenting parent only financial information, the Group records it investment in its subsidiaries under the equity method of accounting. Such investments are presented on the separate consolidated balance sheets as “Investment in Subsidiaries, VIEs and VIEs’ subsidiaries” and the income of the subsidiaries, VIEs and VIEs’ subsidiaries as “Share of Profit (Loss) in Subsidiaries, VIEs and VIEs’ subsidiaries.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Group did not have any significant or other commitments, long-term obligations or guarantees as of December 31, 2023 and 2022.

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

a) Condensed parent company balance sheets:

	December 31, 2023	December 31, 2022
ASSETS:
Cash and cash equivalents	$7,676,349	$23,091,162
Due from intercompany and others	10,805,488	11,005,498
TOTAL CURRENT ASSETS	18,481,837	34,096,660
Other non-current assets	-	-
Investment in subsidiaries, VIE, and VIEs’ subsidiaries	180,681,532	159,855,586
TOTAL ASSETS	$199,163,369	$193,952,246
LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other liabilities	$364,498	$8,320,441
TOTAL CURRENT LIABILITIES	364,498	8,320,441
Commitments and contingencies
Shareholders’ equity*
Class A common stock, $0.01 par value, 30,000,000 and 30,000,000 shares authorized, 4,017,596 and 4,006,263 shares issued and 3,952,865 and 3,944,075 shares outstanding as of December 31, 2023 and 2022 respectively.	40,176	40,063
Class B common stock, $0.01 par value, 1,000,000 shares authorized, no shares issued and outstanding.	-	-
Treasury shares, at cost	(261,592)	(355,844)
Additional paid-in capital	130,535,082	130,503,387
Retained earnings	68,395,637	53,214,304
Statutory reserve	11,564,250	9,167,845
Accumulated other comprehensive loss	(11,474,682)	(6,937,950)
Total shareholders’ equity	198,798,871	185,631,805
Total liabilities and shareholders’ equity	$199,163,369	$193,952,246

*	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.

b) Condensed statements of comprehensive income (loss)

	For the year ended December 31,
	2023	2022	2021

Intercompany revenue	$-	$2,939,975	$-
General and administrative	(474,664)	(1,421,470)	(3,071,681)
Other income (expense)	(67,815)	23,111	-
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	18,120,217	16,079,196	33,452,042
Net income	17,577,738	17,620,812	30,380,361
Foreign currency translation adjustment	(4,536,797)	(12,576,380)	2,039,011
Comprehensive income	13,040,941	5,044,432	32,419,372
Comprehensive loss attributable to non-controlling interests	65	6,231	2,051
Comprehensive income attributable to shareholders	$13,041,006	$5,050,663	$32,421,423

c) Condensed statement of cash flows

	For the year ended December 31,
	2023	2022	2021

Cash flows from operating activities:
Net income	$17,577,738	$17,620,812	$30,380,361
Adjustments to reconcile net income (loss) to net cash used in operating activities	-	-	-
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(18,120,217)	(16,079,196)	(33,449,939)
Shares-based compensation	31,808	310,630	570,000
Due from intercompany and others	-	(4,000,000)	(364)
Net cash (used in) operating activities	(510,671)	(2,147,754)	(2,499,942)

Cash flows from investing activities:
Payments made for investment in subsidiaries	(6,969,429)	(40,202,189)	-
Net cash (used in) investing activities	(6,969,429)	(40,202,189)	-

Cash flows from financing activities:
Proceeds from issuance of shares and warrants	-	-	70,794,465
Repayment of related party loans	(8,028,965)	(2,500,000)	-
Purchase of treasury shares	94,252	(355,844)	-
Net cash (used in) provided by financing activities	(7,934,713)	(2,855,844)	70,794,465
Net (decrease) increase in cash and cash equivalents	(15,414,813)	(45,205,787)	68,294,523
Cash and cash equivalents at beginning of the year	23,091,162	68,296,949	2,426
Cash and cash equivalents at end of the year	$7,676,349	$23,091,162	$68,296,949

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

Basis of presentation

Condensed financial information is used for the presentation of the Group, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company uses the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in FASB ASC 323, Investments-Equity Method and Joint Ventures. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Group’s consolidated financial statements.